Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Reconciliation of Weighted Average Common Shares

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2017	2016	2015
Basic earnings per share:
Weighted average common shares	6,695,721	6,757,345	6,919,190
Less: Average unallocated ESOP shares	(474,089)	(523,485)	(546,913)

Weighted average common shares	6,221,632	6,233,860	6,372,277

Weighted average common and incremental shares	6,221,632	6,233,860	6,372,277